Investments and Derivative Instruments (Net Investment Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	$ 4,227		$ 4,263		$ 4,354
Equity securities, trading	4,364		(1,345)		(1,012)
Net investment income (loss)	8,591		2,918		3,342
Fixed Maturities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	3,352	[1]	3,382	[1]	3,478	[1]
Equity Securities, AFS [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	37		36		53
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	337		281		260
Policy Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	119		131		132
Limited Partnerships and Other Alternative Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	196		243		216
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	297	[2]	305	[2]	330	[2]
Investment Expenses [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	$ (111)		$ (115)		$ (115)

[1]	Includes net investment income on short-term investments.
[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.